Financial Instruments and Risk Management (Derivatives Designated as Hedging Instruments Fair Values of Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other current liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, fair value	$ 19.6
Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	43.3	183.4
Liability derivatives, fair value	49.9	68.9
Designated as hedging instrument | Prepaid expenses and other current assets | Interest rate swaps
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	30.4	90.3
Designated as hedging instrument | Prepaid expenses and other current assets | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	12.9	0
Designated as hedging instrument | Other assets | Interest rate swaps
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	0	93.1
Designated as hedging instrument | Other current liabilities | Interest rate swaps
Derivatives, Fair Value [Line Items]
Liability derivatives, fair value	49.9	15.8
Designated as hedging instrument | Other current liabilities | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Liability derivatives, fair value	$ 0	$ 53.1